Earnings (Loss) Per Share - Additional Information (Details) - $ / shares	Dec. 13, 2023	Jun. 15, 2023	Dec. 22, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued in the equity offering	420,769
Vesting Tranche One [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price			$ 600
Vesting Tranche Two [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price			650
Vesting Tranche Three [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price			700
Vesting Tranche Four [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price			750
Vesting Tranche Five [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price			$ 800
Founder Share [Member] | Forest Road [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earn-out shares threshold trading days			20 days
Earn-out shares threshold consecutive trading days			30 days
Earn-out shares term of vesting			10 years
Founder Share [Member] | Forest Road [Member] | Vesting Tranche One [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earn-out shares vesting percentage			10.00%
Founder Share [Member] | Forest Road [Member] | Vesting Tranche Two [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earn-out shares vesting percentage			10.00%
Founder Share [Member] | Forest Road [Member] | Vesting Tranche Three [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earn-out shares vesting percentage			10.00%
Founder Share [Member] | Forest Road [Member] | Vesting Tranche Four [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earn-out shares vesting percentage			10.00%
Founder Share [Member] | Forest Road [Member] | Vesting Tranche Five [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earn-out shares vesting percentage			10.00%
Maximum [Member] | Class A Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Pre-funded warrants to purchase	122,821
The Forfeiture Agreement [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares, forfeited		160,000
The Forfeiture Agreement [Member] | Class A Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares, forfeited		63,999